UNITED STATES SECURITES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	09/30/02
Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, Mississippi 39216

13F File Number: 	28-7122

The institutional investment manage filing this report and the person
By whom it is hereby represent that the person signing the report is Authorized to submit it, that all information contained herein is true, Correct and complete, and that it is understood that all required items, Statements, schedules, lists and tables, are considered integral parts Of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		William A. Womack
Title:		President
Phone:		601-965-0111
Signature, Place, and Date of Signing:
		William A. Womack  		Jackson, MS		November 13, 2002

Report Type (Check only one):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

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	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Entry Total:	$7,088,000

List of Other Included Managers:		None

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INFORMATION TABLE

NAME OF 	TITLE		CUSIP		FAIR		SHARES	INVT	SOLE
ISSURER	OF CLASS	NUMBER	MARKET	OF PRIN	DISC	AUTH
						VALUE	AMOUNT

Abercrombie	COM		002896207	275000.00	14000		sole	14000
Allegheny	COM		017361106	-322000.00	-25000		sole	-25000
Alloy		COM		019855105	213000.00	15000		sole	15000
Amerisource	COM		03073E105	-177000.00	-2500		sole	-2500
Andrx Group	COM		034553107	166000.00	7500		sole	7500
Aphton	COM		03759P101	22000.00	10000		sole	10000
Asbury Auto	COM		043436104	140000.00	16000		sole	16000
Axcelis Tech	COM		054540109	49000.00	10000		sole	10000
Brigham Exp	COM		109178103	43000.00	12100		sole	12100
Carriage Serv	COM		143905107	313000.00	103000	sole	103000
Cheaspeake	COM		165167107	1089000.00	165000	sole	165000
Chicago Pizz	COM		167889104	138000.00	20000		sole	20000
CKE Rest	COM		12561E105	160000.00	40000		sole	40000
D&K Health	COM		232861104	269000.00	30000		sole	30000
Diamonds	COM		252787106	77000.00	1000		sole	1000
Environment	COM		293940102	66000.00	34900		sole	34900
Fluor 		COM		343412102	-518000.00	-20500		sole	-20500
Frontier	COM		35914P105	186000.00	15000		sole	15000
Grey Wolf	COM		397888108	144000.00	40000		sole	40000
Halliburton	COM		406216101	-129000.00	-10000		sole	-10000
Independent	COM		45384X108	1000.00	138000	sole	138000
Integrated	COM		45881K208	157000.00	10000		sole	10000
Ixys		COM		46600W106	75000.00	15000		sole	15000
JB Hunt	COM		445658107	94000.00	4000		sole	4000
Kemet		COM		488360108	68000.00	8000		sole	8000
Lithia		COM		536797103	170000.00	10000		sole	10000
Luminex	COM		55027E102	527000.00	74900		sole	74900
McDermott	COM		580037109	1257000.00	205000	sole	205000
MPS Group	COM		553409103	174000.00	30000		sole	30000
Nabors		COM		G6359F103	-491000.00	-15000		sole	-15000
Petroquest	COM		716748108	44000.00	10000		sole	10000
Pioneer	COM		7237879L3	30000		10000		sole	10000
Precision	COM		740189105	-217000.00	-10000		sole	-10000
Pride		COM		74153Q102	715000.00	55000		sole	55000
Raymond	COM		754730109	244000.00	9000		sole	9000
Ruby Tuesday	COM		781182100	282000.00	15000		sole	15000
Sonic		COM		835451105	231000.00	10000		sole	10000
Stewart	COM		860370105	102000.00	20000		sole	20000
Terex		COM		880779103	169000.00	10000		sole	10000
Triquint	COM		89674K103	35000.00	10000		sole	10000
Universal	COM		913431102	1312000.00	81000		sole	81000
Valero 		COM		91913Y100	-132000.00	-5000		sole	-5000
Veritas		COM		92343P107	-54000.00	-5000		sole	-5000
Waddell 	COM		930059100	88000.00	5000		sole	5000

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